SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 23,050	$ 23,668	$ 45,957	$ 46,965
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	6,337	6,900	12,720	13,852
Canada
Disclosure of geographical areas [line items]
Revenue	2,475	2,614	4,653	5,232
United Kingdom
Disclosure of geographical areas [line items]
Revenue	5,558	5,915	11,076	11,401
Australia
Disclosure of geographical areas [line items]
Revenue	1,646	1,483	3,109	2,957
Brazil
Disclosure of geographical areas [line items]
Revenue	1,325	1,385	2,676	2,698
INDIA
Disclosure of geographical areas [line items]
Revenue	860	729	1,769	1,405
GERMANY
Disclosure of geographical areas [line items]
Revenue	543	511	1,131	1,032
Other Europe
Disclosure of geographical areas [line items]
Revenue	2,268	2,297	4,613	4,708
Colombia
Disclosure of geographical areas [line items]
Revenue	633	557	1,295	1,087
Other Asia
Disclosure of geographical areas [line items]
Revenue	800	682	1,664	1,452
Other
Disclosure of geographical areas [line items]
Revenue	$ 605	$ 595	$ 1,251	$ 1,141